Other Gains	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Other Gains
8	OTHER GAINS

	2021	2020	2019
	Million	Million	Million
Compensation income	968	758	915
Additional deduction of input VAT	4,411	2,813	667
Others	2,878	2,031	2,447

	8,257	5,602	4,029